Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
In accordance with SEC disclosure rules, the following table sets forth information regarding the Company’s performance and executive compensation for our NEOs for the fiscal years listed below:
	Summary Compensation Table Total for (PEO) ($)(2)	Compensation Actually Paid to (PEO) ($)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(3)	Value of Initial Fixed $100 Investment Based On:(4)
Year(1)					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($000,000)	CAFD ($000,000)(5)
2022	3,348,224	2,612,184	1,016,878	187,491	181.30	122.25	1,060	326
2021	3,092,509	5,238,269	1,066,691	1,603,696	196.83	121.46	51	336
2020	3,248,568	8,010,421	859,642	1,413,200	167.04	102.72	25	295

(1)
Christopher Sotos was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Chad Plotkin	Chad Plotkin	Chad Plotkin
Kevin Malcarney	Kevin Malcarney	Kevin Malcarney
Mary-Lee Stillwell		Sarah Rubenstein
(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Sotos and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s other NEOs for the applicable year.

(3)
The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K for the applicable year and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments made as described under the “Reconciliation of CAP Adjustments” section below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

(4)
The Peer Group TSR set forth in this table utilizes the Philadelphia Utility Sector Index (“UTY”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company’s Class C common stock and in the UTY, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
As noted in the CD&A, the Compensation Committee selected CAFD as one of the key metrics for evaluating and rewarding management’s performance in the 2022 annual incentive compensation program. CAFD is a non-GAAP measure that is defined in the CD&A under the heading “2022 AIP Bonus Performance Criteria.” Given the importance of CAFD, as discussed further above (i.e., CAFD has a 40% weighting in the AIP scorecard), the Company has determined, in the Company’s assessment, that CAFD represents the most important financial performance measure (that is not otherwise required to be disclosed in the above table) used by the Company to link Compensation Actually Paid to the NEOs for 2022. CAFD may not have been the most important financial performance measure for year 2021 or 2020, and the Compensation Committee may determine a different financial performance measure to be the most important financial performance measure in future years.

Reconciliation of CAP Adjustments
Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	3,348,224	(1,951,273)	1,215,233	2,612,184
2021	3,092,509	(1,535,147)	3,680,907	5,238,269
2020	3,248,568	(1,900,423)	6,662,276	8,010,421
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,016,878	(495,604)	(333,784)	187,491
2021	1,066,691	(387,666)	924,671	1,603,696
2020	859,642	(383,279)	936,837	1,413,200
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Equity Awards Granted During any Prior Year that Remained Unvested as of Last Day of Year for PEO ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted During any Prior Year that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Granted During any Prior Year that Forfeited During Year for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2022	1,813,621	(573,611)	0	(24,417)	0	1,215,233
2021	2,315,802	1,392,774	0	(27,670)	0	3,680,907
2020	3,604,128	3,089,280	0	(31,132)	0	6,662,276
Year	Average Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Equity Awards Granted During any Prior Year that Remain Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted During any Prior Year that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Granted During any Prior Year that Forfeited During Year for Non-PEO NEOs ($)(1)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	261,472	(49,476)	0	(6,922)	(538,859)	(333,784)
2021	584,801	346,581	0	(6,711)	0	924,671
2020	582,811	436,026	0	(2,239)	(79,762)	936,837

(1)
These averages result from award forfeitures following Mr. Plotkin’s and Ms. Stillwell’s resignations in 2022 and 2020, respectively.

Company Selected Measure Name	CAFD
Named Executive Officers, Footnote [Text Block]
(1)
Christopher Sotos was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Chad Plotkin	Chad Plotkin	Chad Plotkin
Kevin Malcarney	Kevin Malcarney	Kevin Malcarney
Mary-Lee Stillwell		Sarah Rubenstein

Peer Group Issuers, Footnote [Text Block]
(4)
The Peer Group TSR set forth in this table utilizes the Philadelphia Utility Sector Index (“UTY”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company’s Class C common stock and in the UTY, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 3,348,224	$ 3,092,509	$ 3,248,568
PEO Actually Paid Compensation Amount	$ 2,612,184	5,238,269	8,010,421
Adjustment To PEO Compensation, Footnote [Text Block]
Reconciliation of CAP Adjustments
Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	3,348,224	(1,951,273)	1,215,233	2,612,184
2021	3,092,509	(1,535,147)	3,680,907	5,238,269
2020	3,248,568	(1,900,423)	6,662,276	8,010,421
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,016,878	(495,604)	(333,784)	187,491
2021	1,066,691	(387,666)	924,671	1,603,696
2020	859,642	(383,279)	936,837	1,413,200
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Equity Awards Granted During any Prior Year that Remained Unvested as of Last Day of Year for PEO ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted During any Prior Year that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Granted During any Prior Year that Forfeited During Year for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2022	1,813,621	(573,611)	0	(24,417)	0	1,215,233
2021	2,315,802	1,392,774	0	(27,670)	0	3,680,907
2020	3,604,128	3,089,280	0	(31,132)	0	6,662,276
Year	Average Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Equity Awards Granted During any Prior Year that Remain Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted During any Prior Year that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Granted During any Prior Year that Forfeited During Year for Non-PEO NEOs ($)(1)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	261,472	(49,476)	0	(6,922)	(538,859)	(333,784)
2021	584,801	346,581	0	(6,711)	0	924,671
2020	582,811	436,026	0	(2,239)	(79,762)	936,837

(1)
These averages result from award forfeitures following Mr. Plotkin’s and Ms. Stillwell’s resignations in 2022 and 2020, respectively.

Non-PEO NEO Average Total Compensation Amount	$ 1,016,878	1,066,691	859,642
Non-PEO NEO Average Compensation Actually Paid Amount	$ 187,491	1,603,696	1,413,200
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Reconciliation of CAP Adjustments
Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	3,348,224	(1,951,273)	1,215,233	2,612,184
2021	3,092,509	(1,535,147)	3,680,907	5,238,269
2020	3,248,568	(1,900,423)	6,662,276	8,010,421
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,016,878	(495,604)	(333,784)	187,491
2021	1,066,691	(387,666)	924,671	1,603,696
2020	859,642	(383,279)	936,837	1,413,200
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Equity Awards Granted During any Prior Year that Remained Unvested as of Last Day of Year for PEO ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted During any Prior Year that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Granted During any Prior Year that Forfeited During Year for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2022	1,813,621	(573,611)	0	(24,417)	0	1,215,233
2021	2,315,802	1,392,774	0	(27,670)	0	3,680,907
2020	3,604,128	3,089,280	0	(31,132)	0	6,662,276
Year	Average Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Equity Awards Granted During any Prior Year that Remain Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted During any Prior Year that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Granted During any Prior Year that Forfeited During Year for Non-PEO NEOs ($)(1)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	261,472	(49,476)	0	(6,922)	(538,859)	(333,784)
2021	584,801	346,581	0	(6,711)	0	924,671
2020	582,811	436,026	0	(2,239)	(79,762)	936,837

(1)
These averages result from award forfeitures following Mr. Plotkin’s and Ms. Stillwell’s resignations in 2022 and 2020, respectively.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s Class C common stock cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and CAFD
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our CAFD during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our Class C common stock cumulative TSR over the three most recently completed fiscal years to that of the Philadelphia Utility Sector Index over the same period.

Tabular List [Table Text Block]
TABULAR LIST OF MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES
The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by the Company to link Compensation Actually Paid to the NEOs for 2022. The measures in this table are not ranked. In addition to these metrics, the Company’s AIP includes key performance milestones relating to ESG matters, adherence to budget, ratio of administrative costs to CAFD, and natural gas strategic plan and execution in order to emphasize those initiatives as priorities throughout the organization. Please see the CD&A for a further description of the metrics used in the Company’s executive compensation program.
•
CAFD

•
Relative TSR

•
CAFD Per Share

Total Shareholder Return Amount	$ 181.3	196.83	167.04
Peer Group Total Shareholder Return Amount	122.25	121.46	102.72
Net Income (Loss)	$ 1,060,000,000	$ 51,000,000	$ 25,000,000
Company Selected Measure Amount	326,000,000	336,000,000	295,000,000
PEO Name	Christopher Sotos
Additional 402(v) Disclosure [Text Block]
(3)
The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K for the applicable year and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments made as described under the “Reconciliation of CAP Adjustments” section below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Percentage of Weightage of CAFD in AIP Scorecard	40.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	CAFD
Non-GAAP Measure Description [Text Block]
(5)
As noted in the CD&A, the Compensation Committee selected CAFD as one of the key metrics for evaluating and rewarding management’s performance in the 2022 annual incentive compensation program. CAFD is a non-GAAP measure that is defined in the CD&A under the heading “2022 AIP Bonus Performance Criteria.” Given the importance of CAFD, as discussed further above (i.e., CAFD has a 40% weighting in the AIP scorecard), the Company has determined, in the Company’s assessment, that CAFD represents the most important financial performance measure (that is not otherwise required to be disclosed in the above table) used by the Company to link Compensation Actually Paid to the NEOs for 2022. CAFD may not have been the most important financial performance measure for year 2021 or 2020, and the Compensation Committee may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	CAFD Per Share
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,951,273	$ 1,535,147	$ 1,900,423
PEO [Member] | Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,215,233	3,680,907	6,662,276
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,813,621	2,315,802	3,604,128
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Equity Awards Granted During any Prior Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(573,611)	1,392,774	3,089,280
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted During any Prior Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(24,417)	(27,670)	(31,132)
PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Granted During any Prior Year that Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Average Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	495,604	387,666	383,279
Non-PEO NEO [Member] | Average Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(333,784)	924,671	936,837
Non-PEO NEO [Member] | Average Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	261,472	584,801	582,811
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Equity Awards Granted During any Prior Year that Remain Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(49,476)	346,581	436,026
Non-PEO NEO [Member] | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted During any Prior Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,922)	(6,711)	(2,239)
Non-PEO NEO [Member] | Average Fair Value at Last Day of Prior Year of Equity Awards Granted During any Prior Year that Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (538,859)	$ 0	$ (79,762)